Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Revenue	$ 1,496,137	$ 1,487,013	$ 1,426,489
Cost of services (excluding depreciation and amortization)	614,025	599,778	534,823
Selling, general and administrative	534,515	545,107	465,897
Depreciation and amortization	266,819	261,372	268,166
Impairment expense on goodwill and intangible assets	1,887,223	324,145	130,420
Restructuring and other costs	64,132	25,883	20,640
Gain on disposal of subsidiaries and other assets, net	1,359	0	(13,137)
Operating (loss) / income	(1,871,936)	(269,272)	19,680
Other income / (expense), net	83,778	239,661	(40,805)
Interest expense, net	(126,628)	(165,827)	(164,788)
Loss from operations before taxes	(1,914,786)	(195,438)	(185,913)
Less: Income tax benefit	(52,502)	(85,110)	(59,199)
Net loss	(1,862,284)	(110,328)	(126,714)
Less: net income attributable to non-controlling interest	371	626	1
Net loss attributable to the Company	(1,862,655)	(110,954)	(126,715)
Net Loss	(1,862,284)	(110,328)	(126,714)
Other comprehensive loss, net of tax of $0:
(Loss) / gain on foreign currency translation	(34,251)	(1,406)	1,817
Total comprehensive loss	(1,896,535)	(111,734)	(128,531)
Less: comprehensive income attributable to non-controlling interest	371	626	1
Total comprehensive loss attributable to the company	$ (1,896,906)	$ (112,360)	$ (128,532)